CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings/(Accumulated Deficit) [Member]	Total
Balance (in shares) at Dec. 31, 2018	141,969,666	22,000
Balance at Dec. 31, 2018	$ 1,420		$ 123,852	$ 786,881	$ (1,319)	$ (308,803)	$ 602,031
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	0		0	0	0	(10,352)	(10,352)
Coverage of Accumulated Deficit	0		0	(308,803)	0	308,803	0
Reduction of share premium	$ 0		(103,379)	103,379	0	0	0
Common Shares Issued, net (in shares)	5,260,968	0
Common Shares Issued, net of issuance cost	$ 52		17,870	0	0	0	17,922
Other Comprehensive Loss	$ 0		0	0	(78)	0	(78)
Share based compensation (in shares)	0	0
Share based compensation	$ 0		156	0	0	0	(156)
Forfeited shares - 2011 Equity Incentive Plan (in shares)		20,000
Dividends Distributed	$ 0		0	(14,255)	0	0	(14,255)
Balance (in shares) at Dec. 31, 2019	147,230,634	42,000
Balance at Dec. 31, 2019	$ 1,472		38,499	567,202	(1,396)	(10,352)	595,424
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	$ 0		0	0	0	50,033	50,033
Common Shares Issued, net (in shares)	4,215,478	0
Common Shares Issued, net of issuance cost	$ 42		20,628	0	0	0	20,670
Other Comprehensive Loss	$ 0		0	0	81	0	81
Share based compensation (in shares)	0	0
Share based compensation	$ 0		285	0	0	0	285
Dividends Distributed	$ 0		0	(27,686)	0	(39,566)	(67,242)
Balance (in shares) at Dec. 31, 2020	151,446,112	42,000
Balance at Dec. 31, 2020	$ 1,514		59,412	539,516	(1,316)	0	599,126
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	$ 0		0	0	0	(171,328)	(171,328)
Common Shares Issued, net (in shares)	32,248,084	0
Common Shares Issued, net of issuance cost	$ 322		79,729	0	0	0	80,051
Other Comprehensive Loss	$ 0		0	0	(265)	0	(265)
Share based compensation (in shares)	0	(42,000)
Share based compensation	$ 0		339	0	0	0	339
Dividends Distributed	$ 0		0	(9,700)	0	0	(9,700)
Balance (in shares) at Dec. 31, 2021	183,694,196	0
Balance at Dec. 31, 2021	$ 1,836		$ 139,480	$ 529,816	$ (1,581)	$ (171,328)	$ 498,223